Investments and interests in other entities - Investments (Details) - BRL (R$) R$ in Thousands						12 Months Ended
	Sep. 27, 2021	Apr. 27, 2021	Apr. 09, 2021	Jan. 25, 2021	Jul. 24, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2021	Feb. 02, 2021
Investments and interests in other entities
Gain on dilution of interest						R$ 43,845	R$ 2,263	R$ 18,443
Bewater
Investments and interests in other entities
Number of Class B quotas acquired					9,670				16	27
Payments to acquire interests in other entities					R$ 9,670
Equity interest acquired (as a percent)					14.50%				11.00%	11.10%
Percentage of ownership interest in investee						11.03%	14.50%
INCO
Investments and interests in other entities
Number of shares acquired				8,571,427
Payments to acquire interests in other entities	R$ 52,035	R$ 33,195		R$ 25,000
Equity interest acquired (as a percent)				30.00%
Percentage of ownership interest in investee		26.09%				26.09%
Gain on dilution of interest						R$ 14,022
Tera
Investments and interests in other entities
Number of shares acquired			8,234
Payments to acquire interests in other entities			R$ 15,000
Equity interest acquired (as a percent)			23.43%
Percentage of ownership interest in investee						23.43%